Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000186112 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186112 | 55087P104 | Lyft, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186112 | 98138H101 | Workday, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186112 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186112 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186112 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186112 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186112 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186112 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186112 | 707569109 | Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186112 | Consumer StaplesG27907107
Holdings [Line Items]
Percent of Total Investments	94.20%
C000186112 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.80%
C000186112 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000186112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186112 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000186112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000186112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000186112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000186112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000186112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000186112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000186112 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000186112 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000186112 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000186112 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000186112 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000186112 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000186112 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000186112 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000186112 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000186112 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000186112 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(32.70%)
C000186112 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)
C000211283 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211283 | 55087P104 | Lyft, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211283 | 98138H101 | Workday, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211283 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211283 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211283 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211283 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211283 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211283 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211283 | 707569109 | Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211283 | Consumer StaplesG27907107
Holdings [Line Items]
Percent of Total Investments	94.20%
C000211283 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.80%
C000211283 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000211283 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211283 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211283 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211283 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211283 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000211283 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211283 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000211283 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000211283 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000211283 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000211283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000211283 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000211283 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000211283 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000211283 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000211283 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000211283 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000211283 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000211283 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000211283 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000211283 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000211283 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(32.70%)
C000211283 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)
C000186113 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186113 | 55087P104 | Lyft, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186113 | 98138H101 | Workday, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186113 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186113 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186113 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000186113 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186113 | 457187102 | Ingredion, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186113 | 24906P109 | Dentsply Sirona, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000186113 | 707569109 | Penn Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000186113 | Consumer StaplesG27907107
Holdings [Line Items]
Percent of Total Investments	94.20%
C000186113 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	5.80%
C000186113 | Health Care52886N133
Holdings [Line Items]
Percent of Total Investments	0.00%
C000186113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000186113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000186113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186113 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000186113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000186113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000186113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000186113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000186113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000186113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000186113 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000186113 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000186113 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000186113 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000186113 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000186113 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000186113 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000186113 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000186113 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000186113 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000186113 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(32.70%)
C000186113 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)